SCUDDER SHORT-TERM MUNICIPAL BOND FUND

Supplement to the currently effective Statements of Additional Information

--------------------------------------------------------------------------------

The following information replaces the relevant disclosure under "Summary of Investment Practices" in the "Investment Restrictions" section:

--------------------------------------------- -----------------------------------------------------------------------
INVESTMENT PRACTICE                           Short-Term Municipal Bond Fund
============================================= =======================================================================
---------------------------------------------------------------------------------------------------------------------
KEY TO TABLE:

|   Permitted without stated limit

// Permitted without stated limit, but not expected to be used to a significant extent

X   Not permitted 20% Italic type (e.g. 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20% Roman type (e.g. 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use
---------------------------------------------------------------------------------------------------------------------
EQUITY SECURITIES
--------------------------------------------- -----------------------------------------------------------------------
Common Stock                                                                    X
--------------------------------------------- -----------------------------------------------------------------------
Warrants                                                                        X
--------------------------------------------- -----------------------------------------------------------------------
Preferred Stock                                                                 X
--------------------------------------------- -----------------------------------------------------------------------
Convertible Securities                                                          X
---------------------------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES & MONEY MARKET INSTRUMENTS
--------------------------------------------- -----------------------------------------------------------------------
Short-Term Instruments                                                          |
--------------------------------------------- -----------------------------------------------------------------------
Obligations of Banks and Other Financial                                       20%
Institutions
--------------------------------------------- -----------------------------------------------------------------------
Certificates of Deposit and Banker's                                           20%
Acceptances
--------------------------------------------- -----------------------------------------------------------------------
Commercial Paper                                                                |
--------------------------------------------- -----------------------------------------------------------------------
Variable Rate Master Demand Notes                                               |
--------------------------------------------- -----------------------------------------------------------------------
U.S. Government Securities                                                     20%
--------------------------------------------- -----------------------------------------------------------------------
Custodial Receipts                                                              X
--------------------------------------------- -----------------------------------------------------------------------
Zero Coupon Securities and Deferred                                             |
Interest Bonds
--------------------------------------------- -----------------------------------------------------------------------
Variable Rate Securities                                                        |
--------------------------------------------- -----------------------------------------------------------------------
Inverse Floating Rate Securities                                                //
--------------------------------------------- -----------------------------------------------------------------------
Lower-Rated Debt Securities                                                     5%
--------------------------------------------- -----------------------------------------------------------------------
Put Bonds                                                                       |
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES
--------------------------------------------- -----------------------------------------------------------------------
Municipal Notes                                                                 |
--------------------------------------------- -----------------------------------------------------------------------
Tax Anticipation Notes                                                          |
--------------------------------------------- -----------------------------------------------------------------------
Revenue Anticipation Notes                                                      |
--------------------------------------------- -----------------------------------------------------------------------
Bond Anticipation Notes                                                         |
--------------------------------------------- -----------------------------------------------------------------------
Tax and Revenue Anticipation Notes                                              |
--------------------------------------------- -----------------------------------------------------------------------
Construction Loan Notes                                                         |
--------------------------------------------- -----------------------------------------------------------------------
Miscellaneous, Temporary and Anticipatory                                       |
Instruments
--------------------------------------------- -----------------------------------------------------------------------
Tax-Exempt Commercial Paper                                                     |
--------------------------------------------- -----------------------------------------------------------------------
Municipal Securities                                                       At least 80%
--------------------------------------------- -----------------------------------------------------------------------
General Obligation Bonds                                                        |
--------------------------------------------- -----------------------------------------------------------------------
Revenue Bonds                                                                   |
--------------------------------------------- -----------------------------------------------------------------------


--------------------------------------------- -----------------------------------------------------------------------
INVESTMENT PRACTICE                           Short-Term Municipal Bond Fund
============================================= =======================================================================
---------------------------------------------------------------------------------------------------------------------
KEY TO TABLE:

|   Permitted without stated limit

// Permitted without stated limit, but not expected to be used to a significant extent

X   Not permitted 20% Italic type (e.g. 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20% Roman type (e.g. 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use
--------------------------------------------- -----------------------------------------------------------------------
Private Activity Bonds                                                          |
--------------------------------------------- -----------------------------------------------------------------------
Tender Option Bonds                                                             |
--------------------------------------------- -----------------------------------------------------------------------
Municipal Leases, Certificates of                                               |
Participation and Other Participation
Interests
--------------------------------------------- -----------------------------------------------------------------------
Pre-Refunded Securities                                                         |
--------------------------------------------- -----------------------------------------------------------------------
Auction Rate Securities                                                         |
--------------------------------------------- -----------------------------------------------------------------------
Pay-in-Kind Securities                                                          X
---------------------------------------------------------------------------------------------------------------------
DERIVATIVE SECURITIES (OPTIONS)
--------------------------------------------- -----------------------------------------------------------------------
Options on Securities                                                           |
--------------------------------------------- -----------------------------------------------------------------------
Options on Securities Indices                                                   |
--------------------------------------------- -----------------------------------------------------------------------
Options on Non-US Securities Indices                                            X
---------------------------------------------------------------------------------------------------------------------
DERIVATIVE SECURITIES (FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS)
--------------------------------------------- -----------------------------------------------------------------------
Futures Contracts                                                               |
--------------------------------------------- -----------------------------------------------------------------------
Futures Contracts on Securities Indices                                         |
--------------------------------------------- -----------------------------------------------------------------------
Options on Futures Contracts (including
Contracts on Securities Indices)                                                |
---------------------------------------------------------------------------------------------------------------------
DERIVATIVE SECURITIES (HEDGING STRATEGIES)
--------------------------------------------- -----------------------------------------------------------------------
Swap Agreement                                                                  |
--------------------------------------------- -----------------------------------------------------------------------
Hedging Strategies                                                              |
---------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES
--------------------------------------------- -----------------------------------------------------------------------
Government Guaranteed Mortgage-Backed                                          20%
Securities
--------------------------------------------- -----------------------------------------------------------------------
Ginnie Mae Certificates                                                        20%
--------------------------------------------- -----------------------------------------------------------------------
Fannie Mae Certificates                                                        20%
--------------------------------------------- -----------------------------------------------------------------------
Freddie Mac Certificates                                                       20%
--------------------------------------------- -----------------------------------------------------------------------
Multi-Class Mortgage-Backed Securities                                          X
(CMOs and REMICs)
--------------------------------------------- -----------------------------------------------------------------------
Private Issued Mortgage-Backed Securities                                       X
--------------------------------------------- -----------------------------------------------------------------------
Asset-Backed Securities                                                         X
---------------------------------------------------------------------------------------------------------------------
SECURITIES OF NON-U.S. ISSUERS
--------------------------------------------- -----------------------------------------------------------------------
Foreign Securities & Depository Receipts                                        X
(ADRs, EDRs, GDRs and IDRs)
--------------------------------------------- -----------------------------------------------------------------------
Foreign Corporate Debt Securities                                               X
--------------------------------------------- -----------------------------------------------------------------------
Foreign Government Debt Securities                                              X
--------------------------------------------- -----------------------------------------------------------------------
Investments in Emerging Markets                                                 X
---------------------------------------------------------------------------------------------------------------------
CURRENCY MANAGEMENT
--------------------------------------------- -----------------------------------------------------------------------
Currency Exchange Transactions                                                  X
--------------------------------------------- -----------------------------------------------------------------------
Currency Hedging Transactions                                                   X
--------------------------------------------- -----------------------------------------------------------------------
Forward Currency Exchange Contracts                                             X
--------------------------------------------- -----------------------------------------------------------------------



--------------------------------------------- -----------------------------------------------------------------------
INVESTMENT PRACTICE                           Short-Term Municipal Bond Fund
============================================= =======================================================================
---------------------------------------------------------------------------------------------------------------------
KEY TO TABLE:

|   Permitted without stated limit

// Permitted without stated limit, but not expected to be used to a significant extent

X   Not permitted 20% Italic type (e.g. 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20% Roman type (e.g. 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use
--------------------------------------------- -----------------------------------------------------------------------
Options on Foreign Currencies                                                   X
--------------------------------------------- -----------------------------------------------------------------------
Illiquid Securities                                                            15%
--------------------------------------------- -----------------------------------------------------------------------
When-Issued and Delayed Delivery Securities                                     |
--------------------------------------------- -----------------------------------------------------------------------
Repurchase Agreements                                                          20%
--------------------------------------------- -----------------------------------------------------------------------
Mortgage Dollar Rolls                                                           X
--------------------------------------------- -----------------------------------------------------------------------
Lending of Portfolio Securities                                              33 1/3%
--------------------------------------------- -----------------------------------------------------------------------
Borrowing                                                                    33 1/3%
--------------------------------------------- -----------------------------------------------------------------------
Short Sales                                                                     //
--------------------------------------------- -----------------------------------------------------------------------
Other Investment Companies                                                     10%
--------------------------------------------- -----------------------------------------------------------------------
Temporary Defensive Investments                                                20%
--------------------------------------------- -----------------------------------------------------------------------


In addition, all references to the investment policy which limits the Fund's investment in municipal leases to 5% of net assets are hereby deleted.






















               Please Retain This Supplement for Future Reference



July 15, 2005